SCHEDULE OF AGENT OPTION ACTIVITY BASED ON GRANT DATE (Details) - Agent options [member]	12 Months Ended
	Dec. 31, 2024 shares $ / shares	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	101	103	8	4
Number of options exercisable	101
Weighted average exercise price | $ / shares	$ 35,640.85	$ 4,986.08	$ 63,126.00	$ 94,626.00
Remaining contractual life (years)	3 years 8 months 8 days
29-Sep-20 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	1
Number of options exercisable	1
Weighted average exercise price | $ / shares	$ 831,600.00
Expiry date	Sep. 28, 2025
Remaining contractual life (years)	8 months 26 days
29-Sep-20 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	2
Number of options exercisable	2
Weighted average exercise price | $ / shares	$ 863,100.00
Expiry date	Sep. 28, 2025
Remaining contractual life (years)	8 months 26 days
11-Jan-22 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	3
Number of options exercisable	3
Weighted average exercise price | $ / shares	$ 318,780.00
Expiry date	Jan. 11, 2027
Remaining contractual life (years)	2 years 10 days
31-Oct-23 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding	95
Number of options exercisable	95
Weighted average exercise price | $ / shares	$ 900.90
Expiry date	Oct. 31, 2028
Remaining contractual life (years)	3 years 10 months 2 days